Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Premises and Equipment		$ 15,875	$ 14,289
Less: accumulated depreciation and amortization		3,753	3,447
Net premises and equipment	12,098	12,122	10,842
Land [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment		2,850	2,850
Building and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment		9,002	8,858
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment		3,823	2,414
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Premises and Equipment		$ 200	$ 167